 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-23360

(Investment Company Act file number)

Broadstone Real Estate Access Fund

(Exact name of registrant as specified in charter)

800 Clinton Square

Rochester, New York 14604

(Address of principal executive offices) (Zip code)

(585) 287-6500

(Registrant’s telephone number)

Christopher J. Czarnecki

c/o Broadstone Asset Management, LLC

Chief Executive Officer

800 Clinton Square

Rochester, New York 14604

Tel: (585)287-6500

Fax: (585) 287-6505

(Name and Address of Agent for Service)

Date of fiscal year end: September 30

Date of reporting period: October 5, 2018- December 31, 2018

Item 1. Schedule of Investments.

Broadstone Real Estate Access Fund

Portfolio of Investments

December 31, 2018 (Unaudited)

		Value
Description	Shares	(Note 2)
PRIVATE REAL ESTATE SECURITIES (51.41%)
Clarion Lion Properties Fund	1,336	$2,007,202
Sentinel Real Estate Fund	34	3,013,481
TCM CRE Credit Fund	4,992	4,999,575
USAA US Government Building Fund	N/A	4,983,891
TOTAL PRIVATE REAL ESTATE SECURITIES (Cost $15,000,000)		15,004,149

PUBLIC EQUITY REAL ESTATE SECURITIES (58.03%)(a)
Agree Realty Corp.	9,900	585,288
Alexandria Real Estate Equities, Inc.	3,400	391,816
American Campus Communities, Inc.	7,000	289,730
Apartment Investment & Management Co., Class A	10,200	447,576
AvalonBay Communities, Inc.	4,500	783,225
Boston Properties, Inc.	5,300	596,515
Camden Property Trust	3,700	325,785
CareTrust REIT, Inc.	14,800	273,208
Cousins Properties, Inc.	43,700	345,230
CubeSmart	8,800	252,472
CyrusOne, Inc.	8,100	428,328
Digital Realty Trust, Inc.	8,100	863,055
Duke Realty Corp.	19,900	515,410
Empire State Realty Trust, Inc., Class A	17,900	254,717
Equinix, Inc.	1,100	387,816
Equity Residential	12,100	798,721
Essential Properties Realty Trust, Inc.	8,800	121,792
Extra Space Storage, Inc.	4,300	389,064
Four Corners Property Trust, Inc.	14,500	379,900
HCP, Inc.	20,900	583,737
Host Hotels & Resorts, Inc.	24,600	410,082
Hudson Pacific Properties, Inc.	12,600	366,156
Invitation Homes, Inc.	18,500	371,480
Liberty Property Trust	5,300	221,964
Macerich Co.	7,200	311,616
Pebblebrook Hotel Trust	9,800	277,438
Physicians Realty Trust	22,600	362,278
Prologis, Inc.	20,900	1,227,249
Public Storage	1,800	364,338
Regency Centers Corp.	8,500	498,780
Retail Properties of America, Inc., Class A	17,500	189,875
Simon Property Group, Inc.	7,000	1,175,930
SITE Centers Corp.	19,800	219,186
Sunstone Hotel Investors, Inc.	22,800	296,628
Ventas, Inc.	3,200	187,488
VICI Properties, Inc.	30,700	576,546
Welltower, Inc.	12,500	867,625
TOTAL PUBLIC EQUITY REAL ESTATE SECURITIES (Cost $17,826,282)		16,938,044

		Value
	Shares	(Note 2)
SHORT TERM INVESTMENTS (2.11%)
Fidelity Investments Money Market Funds -Government Portfolio, 2.231%(b) (Cost $614,482)	614,482	614,482

TOTAL INVESTMENTS (111.55%) (Cost $33,440,764)		$32,556,675

Liabilities In Excess Of Other Assets (-11.55%)		(3,371,457)

NET ASSETS (100.00%)		$29,185,218

(a)	Securities are segregated as collateral for the Line of Credit as of December 31, 2018.

(b)	Money market fund; interest rate reflects seven-day yield on December 31, 2018.

WRITTEN OPTION CONTRACTS

	Expiration Date	Exercise Price	Contracts	Premiums Received	Notional Value	Value
WRITTEN CALL OPTIONS
Agree Realty Corp.	01/18/2019	$60.00	(52)	$4,054	$307,424	$(4,550)
Alexandria Real Estate Equities, Inc.	01/18/2019	120.00	(10)	530	115,240	(800)
AvalonBay Communities, Inc.	01/18/2019	180.00	(14)	1,371	243,670	(1,785)
Boston Properties, Inc.	02/15/2019	120.00	(16)	1,887	180,080	(2,120)
CyrusOne, Inc.	01/18/2019	55.00	(24)	1,211	126,912	(1,500)
Digital Realty Trust, Inc.	01/18/2019	115.00	(62)	4,214	660,610	(2,170)
Equinix, Inc.	02/15/2019	380.00	(3)	1,944	105,768	(1,635)
Equity Residential	02/15/2019	70.00	(36)	2,087	237,636	(2,520)
Extra Space Storage, Inc.	01/18/2019	100.00	(33)	4,888	298,584	(743)
HCP, Inc.	01/18/2019	30.00	(158)	7,578	441,294	(1,580)
Public Storage	01/18/2019	210.00	(5)	965	101,205	(600)
Simon Property Group, Inc.	01/18/2019	190.00	(28)	1,119	470,372	(126)
Simon Property Group, Inc.	01/18/2019	170.00	(28)	8,628	470,372	(9,380)
Ventas, Inc.	02/15/2019	62.50	(10)	530	58,590	(600)
Welltower, Inc.	01/18/2019	72.50	(89)	11,834	617,749	(4,005)

Total Written Call Options (Premiums received $52,840)						$(34,114)

Additional information on Investments in Private Real Estate Securities:

Value	Security	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of December 31, 2018
$2,007,202	Clarion Lion Properties Fund	Quarterly	90	$–
3,013,481	Sentinel Real Estate Fund	Quarterly	N/A**	–
4,999,575	TCM CRE Credit Fund	Quarterly	90	15,000,000
4,983,892	USAA US Government Building Fund	Quarterly	60	–

**	Written notice required for redemption, no minimum timeline required.

Broadstone Real Estate Access Fund

Notes to Quarterly Portfolio of Investments

Period from October 5, 2018 to December 31, 2018 (Unaudited)

Note 1 — ORGANIZATION

The Broadstone Real Estate Access Fund (the “Fund”) was organized as a Delaware statutory trust on May 25, 2018 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares and will offer to make quarterly repurchases of shares at net asset value (“NAV”). The Fund’s investment adviser is Broadstone Asset Management, LLC (the “Adviser”). The Fund’s investment objective is to generate a return comprised of both current income and long-term capital appreciation with low-to-moderate volatility and low correlation to the broader markets. The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings for investment purposes) in a portfolio of institutional quality real estate and real estate-related investments, which will be comprised of the following primary asset classes: (i) commercial real estate (“CRE”) investments in commercial real estate properties (“Direct Real Estate Investments”), (ii) private equity real estate investment funds, including private equity and unregistered investment funds that principally invest, directly or indirectly, in real estate and real estate-related investments through entities that may qualify as a real estate investment trusts (“REIT”) for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the “Code”) (“Private CRE Investment Funds”), (iii) commercial real estate-related securities, including those of publicly traded REITs, commercial mortgage-backed securities (“CMBS”), real estate operating companies (“REOCs”) and exchange-traded funds (“ETFs”) (“Publicly Traded CRE Securities”), and (iv) commercial real estate debt (“CRE Debt Investments”).

The Fund currently offers Class W and Class I shares. Class W and Class I shares commenced operations on October 5, 2018 and are offered at NAV. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing shareholder service plan charges. Both classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder servicing plan. The Fund’s income, expenses (other than class specific shareholder servicing fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at fair value as determined in good faith by the Valuation Committee, using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the U.S. Treasury yield curve, and credit quality.

Valuation of Private Real Estate Investment Trusts – The Fund may invest a portion of its assets in Private Real Estate Investment Trusts (“Private REIT”). The Private REITs measure their investment assets at fair value, and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (“ASC”) 820, the Fund has elected to apply the practical expedient and to value its investments in Private REITs at their respective NAVs at each quarter. As of December 31, 2018, all of the Fund’s investments in Private REITs were valued at the respective NAVs of the Private REITs.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for the Fund’s assets and liabilities measured at fair value:

	Level 1 -	Level 2 - Other	Level 3 -
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities at Value	Prices	Inputs	Inputs	Total
Private Real Estate Securities(a)	$–	$–	$–	$15,004,149
Public Equity Real Estate Securities	16,938,044		–	16,938,044
Short Term Investments	614,482	–	–	614,482
Total	$17,552,526	$–	$–	$32,556,675

Other Financial Instruments
Liabilities
Written Call Options	$(34,114)	–	–	$(34,114)
Total	$(34,114)	–	–	$(34,114)

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the portfolio of investments.

There were no transfers between Level 1, Level 2, and Level 3 during the period ended December 31, 2018. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

For the period from October 5, 2018 to December 31, 2018, the Fund did not use any unobservable inputs (Level 3) when determining fair value.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.

Industry Concentration – If the Fund has significant investments in the securities of issuers within a particular industry, any development affecting that industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that industry. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this industry, and therefore the value of the Fund’s portfolio will be adversely affected. As of December 31, 2018, the Fund had 109.45% of the value of its net assets invested within the real estate industry.

Bank Line of Credit – The Fund has a secured revolving bank line of credit through BNP Paribas Prime Brokerage International, Ltd. (the “Bank”) for purpose of investment purchases subject to the limitations of the 1940 Act for borrowings.

Borrowings under this arrangement bear interest at the Bank’s 1 month LIBOR plus 1.25 basis points at the time of borrowing. As of December 31, 2018, the Fund had $3,774,480 of outstanding borrowings with a weighted average interest rate of 3.58%.

Note 3 - DERIVATIVE TRANSACTIONS

The Fund may engage in transactions involving options and futures and other derivative financial instruments. Derivatives can be volatile and involve various types and degrees of risk. By using derivatives, the Fund may be permitted to increase or decrease the level of risk, or change the character of the risk, to which the portfolio is exposed.

A small investment in derivatives could have a substantial impact on the Fund’s performance. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant and rapid changes in the prices for derivatives. If the Fund were to invest in derivatives at an inopportune time, or the Investment Adviser evaluates market conditions incorrectly, the Fund’s derivative investment could negatively impact the Fund’s return, or result in a loss. In addition, the Fund could experience a loss if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

The Fund may purchase call and put options on specific securities or commodities. The Fund may also write and sell covered or uncovered call options for both hedging purposes and to pursue the Fund’s investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated price at any time before the option expires. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or commodity at a stated price at any time before the option expires.

In a covered call option, the Fund owns the underlying security. The sale of such an option exposes the Fund to a potential loss of opportunity to realize appreciation in the market price of the underlying security during the term of the option. Using covered call options might expose the Fund to other risks, such as the Fund might be required to continue holding a security that the Fund might otherwise have sold to protect against depreciation in the market price of the security.

When writing options, the Fund may close its position by purchasing an option on the same security or commodity with the same exercise price and expiration date as the option that it has previously written on the security. If the amount paid to purchase an option is less or more than the amount received from the sale, the Fund will, accordingly, realize a profit or loss. To close out a position as a purchaser of an option, the Fund would liquidate the position by selling the option previously purchased.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Broadstone Real Estate Access Fund

By:	/s/ Christopher J. Czarnecki
Christopher J. Czarnecki, Chief Executive Officer
(Principal Executive Officer)
Date:	February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Czarnecki
Christopher J. Czarnecki , Chief Executive Officer
(Principal Executive Officer)
Date:	February 28, 2019

By:	/s/ Ryan M. Albano
Ryan M. Albano, Chief Financial Officer
(Principal Financial Officer)
Date:	February 28, 2019